SEMI-ANNUAL REPORT (Unaudited)
FOR THE PERIOD ENDED JUNE 30, 2001
-------------------------------------------------------------------------------




JNL(R)SERIES TRUST

JNL(R)VARIABLE FUND LLC

JNL(R)VARIABLE FUND III LLC

JNL(R)VARIABLE FUND V LLC





                                 PERSPECTIVE
                                 Fixed and Variable Annuity(R)


                                 PERSPECTIVE ADVANTAGE
                                 Fixed and Variable Annuitysm

                                 DEFINED STRATEGIES
                                 Variable Annuity(R)

                                 PERSPECTIVE ADVISORS
                                 Fixed and Variable Annuity(R)

                                 NEW YORK

                                 PERSPECTIVE
                                 Fixed and Variable Annuitysm

                                 PERSPECTIVE ADVISORS
                                 Fixed and Variable Annuitysm



This report is for the general information of contract owners of the Perspective(R), Perspective Advantagesm, Defined Strategies(R), Perspective Advisors(R), Perspectivesm (New York) and Perspective Advisorssm (New York) Annuities. Not all the portfolios are available in all of the products. (For a list of available portfolios by product see inside front cover).

Perspective
Fixed and Variable Annuity(R)
-----------------------------
   JNL(R) Series Trust
JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series  I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

   JNL(R)Variable Fund LLC
JNL/First Trust The Dowsm Target 10 Series

Perspective Advantage
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/S&P Conservative Growth Series
JNL/S&P Moderate Growth Series
JNL/S&P Aggressive Growth Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

   JNL(R)Variable Fund V LLC
JNL/First Trust The Dowsm Target 10 Series





Defined Strategies
Variable Annuity(R)
--------------------
    JNL(R) Series Trust
PPM America/ JNL Money Market Series

  JNL(R) Variable Fund LLC
JNL/First Trust The Dowsm Target 5 Series
JNL/First Trust The Dowsm Target 10 Series
JNL/First Trust The S&P(R) Target 10 Series
JNL/First Trust Global Target 15 Series
JNL/First Trust Target 25 Series
JNL/First Trust Target Small-Cap Series
JNL/First Trust Technology Sector Series
JNL/First Trust Pharmaceutical/Healthcare Sector Series
JNL/First Trust Financial Sector Series
JNL/First Trust Energy Sector Series
JNL/First Trust Leading Brands Sector Series
JNL/First Trust Communication Sector Series

Perspective Advisors
Fixed and Variable Annuity(R)
-----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series II
JNL/S&P Aggressive Growth Series II
JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

  JNL(R)Variable Fund III LLC
JNL/First Trust The Dowsm Target 10 Series




Perspective (New York)
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

Perspective Advisors (New York)
Fixed and Variable Annuitysm
----------------------------
   JNL(R) Series Trust
JNL/Alliance Growth Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Growth & Income Series
JNL/Oppenheimer Global Growth Series
JNL/Oppenheimer Growth Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series II
JNL/S&P Moderate Growth Series II
JNL/S&P Aggressive Growth Series II
JNL/S&P Very Aggressive Growth Series II
JNL/S&P Equity Growth Series II
JNL/S&P Equity Aggressive Growth Series II
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T.Rowe Price/JNL Mid-Cap Growth Series

Dear Investors:                                                        [Photo]

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ended June 30, 2001.

After 5% growth in 2000, the U.S. economy slowed sharply in the first half of 2001 with only 1.7% growth expected in 2001. Most analysts still expect the economy to avoid recession, but the soft landing is hitting the runway a little harder than anticipated. Consumer spending continues to offset the slowdown in business spending, while the inflation reports remain encouraging.

Responding to the weakening economic environment, the Federal Reserve has cut interest rates six times, by a total of 2.75 percentage points, since January 3, 2001. At least one more cut is expected, bringing the federal funds rate down to 3.5% from 6.5% at the beginning of the year. The Fed believes that the economy will recover in the second half of the year, as tax rebates will boost consumer spending in the coming months and the Fed's interest rate cuts should start to bear fruit late this year or early in 2002.

Despite a pullback in June, stocks ended the second quarter with comfortable gains across the board, shaking off the effects of an unsettling first quarter. For the year-to-date, however, most major indices were still in negative territory at the end of June. Smaller-cap value stocks outpaced the large cap growth funds with small caps up an average of 11.7 percent, while large cap growth funds have fallen 20 percent. Multi-cap value stocks were among the laggards, reversing the trend of the first quarter.

Technology stocks rebounded sharply following their steep reversal in early 2001, while natural resources stocks were lackluster after their relatively good first quarters. Growth took precedence over value investing with smaller cap growth outdistancing the field. That said, value stocks also scored strong gains in the period.

After several years of going to extremely positive results, the stock market may be getting back to normal. The largest 50 growth stocks are no longer the market leaders, while mid-cap stocks have been holding up pretty well in a tough environment for stocks. Most recently, mid cap value stocks, many with single digit long-term growth rates have produced strong price gains.

The JNL Series Trust and JNL Variable Funds LLC offer a selection of Series, each with its own investment objective and strategies. The performance of each Series is influenced by its investment objective and the investment style of its money manager, as well as the market environment. We hope that the selection of Series allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals and hope that you are pleased with the performance.

Respectfully,


/s/ Andrew B. Hopping
Andrew B. Hopping
President
JNL Series Trust
JNL Variable Funds LLC

JNL VARIABLE FUND LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001

                                          Shares      Value
--------------------------------------------------------------------------------
-------------------------------------------------------------
 JNL/First Trust Communications Sector Series
-------------------------------------------------------------

COMMON STOCKS - 98.6%
---------------------
Media - 12.7%
   AOL Time Warner Inc. (b)                   14   $     747
   Comcast Corp. (b)                          14         619
                                                  -----------
                                                       1,366
TELECOMMUNICATIONS - 37.7%
   BellSouth Corp.                            14         551
   Qwest Communications                       13         426
    International Inc. (b)
   SBC Communications Inc.                    12         467
   Sprint Corp. (FON Group)                   22         478
   Telefonica SA - ADR (b)                    11         398
   Telefonos de Mexico SA - ADR               19         675
   WorldCom Inc. (b)                          32         474
                                                  -----------
                                                       4,040

Telecommunications Equipment - 30.1%
   CIENA Corp. (b)                             8         298
   Cisco Systems Inc. (b)                     16         288
   Comverse Technology Inc. (b)                6         359
   Corning Inc.                               12         194
   JDS Uniphase Corp. (b)                     14         176
   Juniper Networks Inc. (b)                   5         165
   Nokia Corp. - ADR                          14         303
   Nortel Networks Corp.                      18         160
   Qualcomm Inc. (b)                           8         466
   Scientific-Atlanta Inc.                    15         623
   Tellabs Inc. (b)                           10         190
                                                  -----------
                                                       3,222
WIRELESS TELECOMMUNICATIONS - 18.1%
   Motorola Inc.                              27         455
   NTT DoCoMo Inc. - ADR                       6         537
   Sprint Corp. (PCS Group) (b)               24         587
   Vodafone Group Plc - ADR                   16         363
                                                  -----------
                                                       1,942
                                                  -----------
     Total Common Stocks
       (cost $17,035)                                 10,570
                                                  -----------

SHORT TERM INVESTMENT - 1.4%
----------------------------

MONEY MARKET FUND - 1.4%
   Dreyfus Cash Management Plus,             149         149
      4.11% (a)
                                                  -----------

     Total Short Term Investment
       (cost $149)                                       149
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $17,184)                                  $  10,719
                                                  ===========

-------------------------------------------------------------
 JNL/First Trust Energy Sector Series
-------------------------------------------------------------

COMMON STOCKS - 96.7%
---------------------
ELECTRIC - 7.9%
   Mirant Corp. (b)                           10   $     328
   The AES Corp. (b)                           5         196
                                                  -----------
                                                         524
OIL & GAS PRODUCERS - 57.6%
   Anadarko Petroleum Corp.                    4         198
   Apache Corp.                                3         177
   Chevron Corp.                               3         260
   Conoco Inc. - Class A                       8         233
   Devon Energy Corp.                          4         213
   ENI SpA - ADR                               4         227
   Ensco International Inc.                    7         174
   EOG Resources Inc.                          5         174
   Exxon Mobil Corp.                           3         246
   Global Marine Inc. (b)                      9         171
   Nabors Industries Inc. (b)                  4         158
   Noble Drilling Corp. (b)                    6         197
   Royal Dutch Petroleum Co. - NYS             4         220
   Santa Fe International Corp.                8         224
   Total Fina SA - ADR                         3         224
   USX-Marathon Group Inc.                     8         245
   Valero Energy Corp.                         7         260
   Vintage Petroleum Inc.                     11         207
                                                  -----------
                                                       3,808

OIL & GAS SERVICES - 19.1%
   Baker Hughes Inc.                           6         198
   BJ Services Co. (b)                         7         206
   Halliburton Co.                             6         231
   Schlumberger Ltd.                           3         160
   Tidewater Inc.                              6         211
   Weatherford International Inc. (b)          5         256

                                                   -----------
                                                       1,262
PIPELINES - 12.1%
   Dynegy Inc. - Class A                      5          234
   El Paso Corp.                              4          192
   Enron Corp.                                3          161
   Williams Cos. Inc.                         6          210
                                                  -----------
                                                         797
                                                  -----------
     Total Common Stocks
       (cost $7,117)                                   6,391
                                                  -----------

SHORT TERM INVESTMENT - 3.3%
MONEY MARKET FUND - 3.3%
  Dreyfus Cash Management Plus, 4.11% (a)   219          219

                                                  -----------

     Total Short Term Investment
       (cost $219)                                       219
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $7,336)                                   $   6,610
                                                  ===========


-------------------------------------------------------------
 JNL/FIRST TRUST FINANCIAL SECTOR SERIES
-------------------------------------------------------------

Common Stocks - 98.7%
Banks - 19.4%
   Bank of America Corp.                       9   $     545
   Bank One Corp.                             11         401
   Comerica Inc.                               7         411
   Fleet Boston Financial Corp.               11         418
   JP Morgan Chase & Co.                       9         396
   SunTrust Banks Inc.                         7         447
                                                  -----------
                                                       2,618
COMMERCIAL SERVICES - 4.2%
   Concord EFS Inc. (b)                       11         576


DIVERSIFIED FINANCIAL SERVICES - 44.9%
   American Express Co.                        8         327
   Capital One Financial Corp.                 7         404
   Citigroup Inc.                              8         427
   Eaton Vance Corp.                          15         529
   Fannie Mae                                  6         469
   Freddie Mac                                 7         490
   Goldman Sachs Group Inc.                    4         346
   Household International Inc.                8         528
   Investment Technology Group Inc. (b)       11         545


                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001

                                          Shares      Value
--------------------------------------------------------------------------------

   Lehman Brothers Holdings Inc.               6   $     444
   MBNA Corp.                                 12         385
   Merrill Lynch & Co. Inc.                    6         359
   Morgan Stanley Dean Witter & Co.            5         329
   Providian Financial Corp.                   8         474
                                                  -----------
                                                       6,056
INSURANCE - 26.3%
   AFLAC Inc.                                 13         425
   Allstate Corp.                             11         502
   American International Group Inc.           5         424
   Cigna Corp.                                 4         361
   ING Groep NV - ADR                          5         348
   John Hancock Financial Services Inc.       13         507
   MGIC Investment Corp.                       7         531
   Nationwide Financial Services              10         443
      Inc. -  Class A
                                                  -----------

SAVINGS & LOANS - 3.9%
   Washington Mutual Inc.                     14         520
                                                  -----------

       Total Common Stocks
           (cost $12,475)                             13,311
                                                  -----------

SHORT TERM INVESTMENT - 1.3%
----------------------------
MONEY MARKET FUND - 1.3%
   Dreyfus Cash Management Plus, 4.11% (a)   178         178

                                                  -----------

      Total Short Term Investment
          (cost $178)                                    178
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $12,653)                                  $  13,489
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST GLOBAL TARGET 15 SERIES
-------------------------------------------------------------

COMMON STOCKS - 97.6%
---------------------
AIRLINES - 5.7%
   British Airways Plc                        65   $     314

ENGINEERING & CONSTRUCTION - 6.8%
   Cheung Kong Infrastructure                218         378
   Holdings Ltd. (b)

FOOD - 7.3%
   Tate & Lyle Plc                           103         405

FOREST PRODUCTS & PAPER - 5.4%
   International Paper Co.                     8         298

MACHINERY - 6.7%
   Caterpillar Inc.                            7         371

MANUFACTURING - 13.0%
   Eastman Kodak Co.                           9         410
   Invensys Plc                              162         308
                                                  -----------
                                                         718
Real Estate - 25.6%
   Amoy Properties Ltd. (b)                  317         364
   Hang Lung Development Co. Ltd. (b)        393         380
   Henderson Investment Ltd. (b)             475         347
   Hysan Development Co. Ltd. (b)            256         327
                                                  -----------
                                                       1,418
RETAIL - 8.9%
   Marks & Spencer Plc                       134         494

TELECOMMUNICATIONS - 5.4%
   SBC Communications Inc.                     7         300

TOBACCO - 7.3%
   Philip Morris Cos. Inc.                     8         401

TRANSPORTATION - 5.5%
   Peninsular & Oriental Steam                81         303
   Navigation Co.
                                                  -----------

     Total Common Stocks
          (cost $5,097)                                5,400
                                                  -----------

SHORT TERM INVESTMENT - 2.4%
----------------------------
MONEY MARKET FUND - 2.4 %
   Dreyfus Cash Management Plus, 4.11% (a)   135         135

                                                  -----------

      Total Short Term Investment
          (cost $135)                                    135
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $5,232)                                   $   5,535
                                                  ===========


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2000:
-------------------------------------------------------------
   COUNTRY                           % OF
                                     INVESTMENT  MARKET VALUE
-------------------------------------------------------------
  Hong Kong                               32.4%    $   1,796
  United Kingdom                          33.0         1,824
  United States                           34.6         1,915
                                     ------------ -----------
    TOTAL                                100.0 %       5,535
                                     ============ ===========

-------------------------------------------------------------
 JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 98.5%
---------------------
APPAREL - 5.0%
   Jones Apparel Group Inc. (b)                6   $     258

AUTO MANUFACTURERS - 3.8%
   Ford Motor Co.                              8         194

BEVERAGES - 11.1%
   Anheuser-Busch Cos. Inc.                    5         208
   Coca-Cola Co.                               4         162
   PepsiCo Inc.                                5         201
                                                  -----------
COSMETICS & PERSONAL CARE - 18.6%
   Avon Products Inc.                          5         216
   Colgate-Palmolive Co.                       4         212
   Gillette Co.                                6         178
   Kimberly-Clark Corp.                        3         176
   Procter & Gamble Co.                        3         176
                                                  -----------
                                                         958
FOOD - 16.1%
   ConAgra Foods Inc.                          9         176
   H.J. Heinz Co.                              5         191
   Hershey Foods Corp.                         4         221
   Suiza Foods Corp. (b)                       5         242
                                                  -----------
                                                         830
HAND & MACHINE TOOLS - 4.0%
   Black & Decker Corp.                        5         206

HEALTHCARE - 4.1%
   Johnson & Johnson                           4         212


                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001

                                          Shares      Value
--------------------------------------------------------------------------------

LEISURE TIME - 9.2%
   Carnival Corp.                              7   $     212
   Harley-Davidson Inc.                        6         264
                                                  -----------
                                                         476
MEDIA - 8.9%
   AOL Time Warner Inc. (b)                    5         266
   Walt Disney Co.                             7         190
                                                  -----------
                                                         456
PHARMACEUTICALS - 10.2%
   Bristol-Myers Squibb Co.                    3         169
   Merck & Co. Inc.                            2         159
   Pfizer Inc.                                 5         196
                                                  -----------
                                                         524

RETAIL - 7.5%
   Gap Inc.                                    7         217
   McDonald's Corp.                            6         170
                                                  -----------
                                                         387
                                                  -----------
     Total Common Stocks
       (cost $5,060)                                   5,072
                                                  -----------

SHORT TERM INVESTMENT - 1.5%
----------------------------
MONEY MARKET FUND - 1.5%
   Dreyfus Cash Management Plus,              80          80
    4.11% (a)
                                                  -----------

     Total Short Term Investment
       (cost $80)                                         80
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $5,140)                                   $   5,152
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 99.1%
---------------------
BIOTECHNOLOGY - 13.7%
   Amgen Inc. (b)                             13   $     785
   Biogen Inc. (b)                            14         786
   Genzyme Corp.-General Division (b)         20       1,209
                                                  -----------
                                                       2,780
HEALTHCARE - 31.2%
   Becton, Dickinson & Co.                    24         861
   Guidant Corp. (b)                          16         568
   Health Management Associates Inc. (b)      42         890
   Johnson & Johnson                          15         770
   Medtronic Inc.                             14         645
   MiniMed Inc. (b)                           21         991
   Stryker Corp.                              16         904
   Wellpoint Health Networks Inc. (b)          8         708
                                                  -----------
                                                       6,337

PHARMACEUTICALS - 54.2%
   Abbott Laboratories                        18         842
   Andrx Group (b)                            13         980
   Bristol-Myers Squibb Co.                   12         612
   Cardinal Health Inc.                       12         845
   Elan Corp. Plc - ADR (b)                   17       1,036
   Eli Lilly & Co.                             9         690
   Express Scripts Inc. - Class A (b)         18         996
   GlaxoSmithKline Plc - ADR (b)              15         816
   King Pharmaceuticals Inc. (b)              17         933
   MedImmune Inc. (b)                         17         806
   Merck & Co. Inc.                            9         578
   Novartis - ADR                             17         631
   Pfizer Inc.                                18         712
   Schering-Plough Corp.                      15         532
                                                  -----------
                                                      11,009
                                                  -----------
        Total Common Stocks
           (cost $18,307)                             20,126
                                                  -----------


SHORT TERM INVESTMENT - 0.9%
----------------------------
MONEY MARKET FUND - 0.9%
   Dreyfus Cash Management Plus,             192         192
      4.11% (a)
                                                  -----------

      Total Short Term Investment
          (cost $192)                                    192
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $18,499)                                  $  20,318
                                                  ===========


-------------------------------------------------------------
 JNL/FIRST TRUST TARGET 25 SERIES
-------------------------------------------------------------

COMMON STOCKS - 97.9%
Aerospace & Defense - 3.7%
   Goodrich Co.                                5   $     179

CHEMICALS - 14.4%
   Ashland Inc.                                5         193
   Eastman Chemical Co.                        3         160
   Millenium Chemicals Inc.                   10         147
   PPG Industries Inc.                         4         191
                                                  -----------
                                                         691

COMMERCIAL SERVICES - 4.0%
   R.R. Donnelley & Sons Co.                   6         192



FOOD - 5.8%
   Flowers Food Inc. (b)                       9         279



FOREST PRODUCTS & Paper - 15.0%
   Georgia-Pacific Corp. (Timber               6         202
   Group)
   Rayonier Inc.                               4         196
   Westvaco Corp.                              6         140
   Weyerhaeuser Co.                            3         182
                                                  -----------
                                                         720
HAND & MACHINE TOOLS - 3.1%
   Snap-On Inc.                                6         148

HOUSEHOLD PRODUCTS - 7.7%
   Fortune Brands Inc.                         6         216
   Wallace Computers Services Inc.             9         152
                                                  -----------
                                                         368
LEISURE TIME - 5.1%
   Brunswick Corp.                            10         246

MACHINERY - 3.7%
   Cummins Inc.                                5         176

MANUFACTURING - 12.5%
   Cooper Industries Inc.                      4         149
   Pall Corp.                                  8         187
   Pentair Inc.                                8         263
                                                  -----------
                                                         599
MEDIA - 3.1%
   Hollinger International Inc.               11         148

OFFICE & BUSINESS EQUIPMENT - 4.6%
   Pitney Bowes Inc.                           5         219

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001

                                          Shares      Value
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 7.5%
   Sunoco Inc.                                 5   $     186
   USX-Marathon Group Inc.                     6         176
                                                  -----------
                                                         362
PACKAGING & CONTAINERS - 3.8%
   Sonoco Products Co.                         8         188

TOBACCO - 3.9%
   Universal Corp.                             5         190
                                                  -----------

        Total Common Stocks
           (cost $4,331)                               4,705
                                                  -----------

SHORT TERM INVESTMENT - 2.1%
----------------------------
MONEY MARKET FUND - 2.1%
   Dreyfus Cash Management Plus,             100         100
      4.11% (a)
                                                  -----------

      Total Short Term Investment
          (cost $100)                                    100
                                                  -----------

TOTAL INVESTMENTS - 100%
------------------------
   (cost $4,431)                                   $   4,805
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST TARGET SMALL-CAP SERIES
-------------------------------------------------------------

COMMON STOCKS - 97.6%
---------------------
APPAREL - 2.3%
   Nautica Enterprises Inc. (b)               11   $     220

AUTO MANUFACTURERS - 2.6%
   Oshkosh Truck Corp.                         6         250

BANKS - 3.5%
   Community First Bankshares Inc.            15         340

BEVERAGES - 1.2%
   Robert Mondavi Corp. - Class A (b)          3         115

BIOTECHNOLOGY - 2.5%
   Cell Genesys Inc. (b)                      12         246

COMMERCIAL SERVICES - 10.0%
   ITT Educational Services Inc. (b)           8         364
   Learning Tree International Inc.            7         168
   (b)
   Rent-A-Center Inc. (b)                      8         431
                                                  -----------
                                                         963
COMPUTERS - 4.0%
   Mercury Computer Systems Inc. (b)           8         334
   Rainbow Technologies Inc. (b)               9          48
                                                  -----------
                                                         382
ELECTRIC - 4.5%
   Public Service Co. of New Mexico           13         433

ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
   Belden Inc.                                 8         214
   Littelfuse Inc. (b)                         8         218
                                                  -----------
                                                         432
ELECTRONICS - 6.3%
   Ii-Vi Inc. (b)                              5          80
   Park Electrochemical Corp.                  5         133
   SBS Techologies Inc. (b)                    4          83
    Varian Inc. (b)                           10         313

                                                  -----------
                                                         609
ENGINEERING & CONSTRUCTION - 3.1%
   Insituform Technologies Inc. (b)            8   $     303

HEALTHCARE - 11.1%
   Idexx Laboratories Inc. (b)                11         353
   PolyMedica Corp. (b)                        5         183
   The Cooper Cos. Inc.                        5         249
   US Oncology Inc. (b)                       32         283
                                                  -----------
                                                       1,068
LEISURE TIME - 3.6%
   WMS Industries Inc. (b)                    11         343

MANUFACTURING - 0.5%
   Concord Camera Corp. (b)                    8          46

OIL & GAS PRODUCERS - 1.2%
   Forest Oil Corp. (b)                        5         126

OIL & GAS SERVICES - 4.7%
   Cal Dive International Inc. (b)            11         267
   Superior Energy Services Inc. (b)          23         185
                                                  -----------
                                                         452
RETAIL - 17.6%
   Casey's General Stores Inc.                17         222
   CEC Entertainment Inc. (b)                  9         455
   Footstar Inc. (b)                           7         230
   HOT Topic Inc. (b)                          7         204
   Kenneth Cole Productions Inc. (b)           4          80
   Pier 1 Imports Inc.                        33         376
   Rare Hospitality International Inc. (b)     6         133
                                                   ----------
                                                       1,700
SAVINGS & LOANS - 7.8%
   Independence Community Bank Corp.          21         412
   Richmond County Financial Corp.             9         336
                                                   ----------
                                                         748
SOFTWARE - 1.7%
   AremisSoft Corp. (b)                       10         165

TRANSPORTATION - 4.1%
   Forward Air Corp. (b)                       7         202
   Landstar System Inc. (b)                    3         192
                                                  -----------
                                                         394
WIRELESS TELECOMMUNICATIONS - 0.8%
   Spectralink Corp. (b)                       6          79
                                                  -----------

     Total Common Stocks
       (cost $8,869)                                   9,414
                                                  -----------

SHORT TERM INVESTMENT - 2.4%
----------------------------
MONEY MARKET FUND - 2.4%
   Dreyfus Cash Management Plus,             235         235
      4.11% (a)
                                                  -----------

    Total Short Term Investment
       (cost $235)                                       235
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $9,104)                                   $   9,649
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
-------------------------------------------------------------

COMMON STOCKS - 98.6%
---------------------
COMPUTERS - 19.6%
   Brocade Communications Systems Inc. (b)     9   $     392

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001

                                          Shares      Value
--------------------------------------------------------------------------------

   Dell Computer Corp. (b)                    37   $     973
   EMC Corp. (b)                              11         321
   Hewlett-Packard Co.                        23         665
   Sun Microsystems Inc. (b)                  25         400
   Veritas Software Corp. (b)                  9         589
                                                  -----------
                                                       3,340
ELECTRONICS - 4.0%
   Celestica Inc. (b)                         13         674

INTERNET - 9.9%
   Check Point Software Technologies Ltd. (b)  9         464
      i2 Technologies Inc. (b)                17         346
   Symantec Corp.                             20         875
                                                  -----------
                                                       1,685
MEDIA - 4.3%
   Gemstar-TV Guide International Inc. (b)    17         729

SEMICONDUCTORS - 25.9%
   Applied Materials Inc. (b)                 17         819
   Intel Corp.                                22         650
   Linear Technology Corp.                    15         655
   Maxim Integrated Products Inc. (b)         14         628
   Novellus Systems Inc. (b)                  19       1,073
   STMicroelectrics NV - NYS                  17         588
                                                  -----------
                                                       4,413
SOFTWARE - 16.5%
   BMC Software Inc. (b)                      33         736
   Microsoft Corp. (b)                        15       1,053
   Oracle Corp. (b)                           24         449
   Siebel Systems Inc. (b)                    12         573
                                                  -----------
                                                       2,811
TELECOMMUNICATIONS EQUIPMENT - 18.4%
   Cisco Systems Inc. (b)                     19         354
   Corning Inc.                               14         237
   JDS Uniphase Corp. (b)                     17         216
   Juniper Networks Inc. (b)                   6         202
   Nokia Corp. - ADR                          17         371
   Nortel Networks Corp.                      22         196
   Qualcomm Inc. (b)                          10         570
   Scientific-Atlanta Inc.                    19         762
   Tellabs Inc. (b)                           12         232
                                                  -----------
                                                       3,140
                                                  -----------
     Total Common Stocks
       (cost $26,848)                                 16,792
                                                  -----------

SHORT TERM INVESTMENT - 1.4%
----------------------------
MONEY MARKET FUND - 1.4%
   Dreyfus Cash Management Plus,             236         236
   4.11% (a)
                                                  -----------

      Total Short Term Investment
        (cost $236)                                      236
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $27,084)                                  $  17,028
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST THE DOW TARGET 10 SERIES
-------------------------------------------------------------

COMMON STOCKS - 98.6%
---------------------
AUTO MANUFACTURERS - 12.4%
   General Motors Corp.                       53   $   3,393

CHEMICALS - 9.6%
   E.I. du Pont de Nemours                    54       2,617

COSMETICS & PERSONAL CARE - 8.1%
   Procter & Gamble Co.                       35   $   2,208

FOREST PRODUCTS & PAPER - 8.3%
   International Paper Co.                    63       2,251

MACHINERY - 10.3%
   Caterpillar Inc.                           56       2,812

MANUFACTURING - 20.6%
   Eastman Kodak Co.                          67       3,107
   Minnesota Mining & Manufacturing Co.       22       2,504

                                                  -----------
                                                       5,611
OIL & GAS PRODUCERS - 9.9%
   Exxon Mobil Corp.                          31       2,690

TELECOMMUNICATIONS - 8.3%
   SBC Communications Inc.                    57       2,275

TOBACCO - 11.1%
   Philip Morris Cos. Inc.                    60       3,037
                                                  -----------

     Total Common Stocks
       (cost $25,329)                                 26,894
                                                  -----------

SHORT TERM INVESTMENT - 1.4%
----------------------------
MONEY MARKET FUND - 1.4%
   Dreyfus Cash Management Plus,             374         374
      4.11% (a)
                                                  -----------

     Total Short Term Investment
       (cost $374)                                       374
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $25,703)                                  $  27,268
                                                  ===========


-------------------------------------------------------------
 JNL/FIRST TRUST THE DOW TARGET 5 SERIES
-------------------------------------------------------------

COMMON STOCKS - 97.7%
---------------------
FOREST PRODUCTS & PAPER - 16.3%
   International Paper Co.                    26   $     925

MACHINERY - 20.4%
   Caterpillar Inc.                           23       1,155

MANUFACTURING - 22.4%
   Eastman Kodak Co.                          27       1,277

TELECOMMUNICATIONS - 16.5%
   SBC Communications Inc.                    23         934

TOBACCO - 22.1%
   Philip Morris Cos. Inc.                    25       1,250
                                                  -----------

   Total Common Stocks
     (cost $4,795)                                     5,541
                                                  -----------

SHORT TERM INVESTMENT - 2.3%
----------------------------
MONEY MARKET FUND - 2.3%
   Dreyfus Cash Management Plus,             128         128
      4.11% (a)
                                                  -----------


     Total Short Term Investment
       (cost $128)                                       128
                                                  -----------

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2001

                                          Shares      Value
--------------------------------------------------------------------------------

Total Investments - 100%
------------------------
   (cost $4,923)                                   $   5,669
                                                  ===========

-------------------------------------------------------------
 JNL/FIRST TRUST THE S&P TARGET 10 SERIES
-------------------------------------------------------------

COMMON STOCKS - 98.3%
---------------------
DIVERSIFIED FINANCIAL SERVICES - 10.2%
   Lehman Brothers Holdings Inc.              25   $   1,934

ELECTRIC - 8.2%
   Reliant Energy Inc.                        48       1,555

HEALTHCARE - 23.6%
   Tenet Healthcare Corp. (b)                 47       2,402
   UnitedHealth Group Inc.                    34       2,080
                                                  -----------
                                                       4,482
INSURANCE - 10.2%
   St. Paul Cos. Inc.                         39       1,958

PHARMACEUTICALS - 11.1%
   Cardinal Health Inc.                       30       2,098

PIPELINES - 23.5%
   Dynegy Inc. - Class A                      37   $   1,732
   El Paso Corp.                              29       1,512
   Enron Corp.                                25       1,219
                                                  -----------
                                                       4,463
SAVINGS & LOANS - 11.5%
   Washington Mutual Inc.                     58       2,178
                                                  -----------

     Total Common Stocks
       (cost $17,629)                                 18,668
                                                  -----------

SHORT TERM INVESTMENT - 1.7%
----------------------------
MONEY MARKET FUND - 1.7%
   Dreyfus Cash Management Plus,             316         316
      4.11% (a)
                                                  -----------

     Total Short Term Investment
       (cost $316)                                       316
                                                  -----------

TOTAL INVESTMENTS - 100%
   (cost $17,945)                                  $  18,984
                                                  ===========

--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2001.
(b)  Non-income producing security.

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
JUNE 30, 2001


                                             JNL/            JNL/           JNL/          JNL/           JNL/          JNL/First
                                          First Trust     First Trust    First Trust   First Trust    First Trust   Pharmaceutical/
                                         Communications     Energy        Financial   Global Target  Leading Brand    Healthcare
                                         Sector Series   Sector Series  Sector Series   15 Series    Sector Series   Sector Series
                                         --------------  -------------  ------------- -------------  -------------  --------------
ASSETS

Investments in securities, at cost        $     17,184    $     7,336    $    12,653   $     5,232    $     5,140    $     18,499
                                         ==============  =============  ============= =============  =============  ==============
Investments in securities, at value       $     10,719    $     6,610    $    13,489   $     5,535    $     5,152    $     20,318

Cash                                                 -              -              -             -              -               -
Foreign currency                                     -              -              -            13              -               -
Receivables:
   Dividends and interest                            3              7             16            29              4               7
   Foreign taxes recoverable                         -              1              -             -              -               -
   Fund shares sold                                  2              3              6            11              4              24
   Investment securities sold                        -              -              -             -              -               -
Collateral for securities loaned                     -              -              -           235              -               -
                                          -------------  -------------  ------------- -------------  -------------  --------------
TOTAL ASSETS                                    10,724          6,621         13,511         5,823          5,160          20,349
                                          -------------  -------------  ------------- -------------  -------------  --------------

LIABILITIES
Payables:
   Administrative fees                               1              1              1             1              -               2
   Advisory fees                                     6              4              8             3              3              12
   Forward currency contracts                        -              -              -             -              -               -
   Fund shares redeemed                              6              2             11             -              8              12
   Investment securities purchased                 119            168             96             -              -             172
Return of collateral for securities loaned           -              -              -           235              -               -

TOTAL LIABILITIES                                  132            175            116           239             11             198
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET ASSETS                                $     10,592    $     6,446    $    13,395   $     5,584    $     5,149     $    20,151
                                         ==============  =============  ============= =============  =============  ==============

NET ASSETS CONSIST OF:
Paid-in capital                           $     19,105    $     6,543    $    12,363   $     5,317    $     5,253     $    17,512
Undistributed (accumulated) net
  investment income (loss)                         (36)            26             71           257             38             (14)
Accumulated net realized gain (loss)            (2,012)           603            125          (293)          (154)            834
Net unrealized appreciation
 (depreciation)                                 (6,465)          (726)           836           303             12           1,819
                                         -------------   -------------  ------------- -------------  -------------  --------------
                                          $     10,592    $     6,446    $    13,395   $     5,584    $     5,149     $    20,151
                                         ==============  =============  ============= =============  =============  ==============
SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED                    1,455            500          1,238           635            561           1,560
                                         ==============  =============  ============= =============  =============  ==============
NET ASSET VALUE PER SHARE                 $       7.28    $     12.89    $     10.82   $      8.80    $      9.18    $      12.92
                                         ==============  =============  ============= =============  =============  ==============
_______________________________________
(a) Including securities on loan of:      $          -    $         -    $         -   $       222    $       -      $          -


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                            JNL/         JNL/           JNL/           JNL/       JNL/First    JNL/First
                                         First Trust  First Trust    First Trust    First Trust   Trust The    Trust The
                                         Target 25   Target Small-    Technology    Dow Target    Dow Target  S&P Target
                                          Series     Cap Series     Sector Series  10 Series     5 Series     10 Series

                                        -----------  -------------  -------------  -----------   ----------   ----------

ASSETS

Investments in securities, at cost       $   4,431    $     9,104    $    27,084    $  25,703     $  4,923     $ 17,945
                                        ===========  =============  =============  ===========   ==========   ==========
Investments in securities, at value      $   4,805    $     9,649     $   17,028    $  27,268     $  5,669     $ 18,984

Cash                                             -              -              -            -            -            -
Foreign currency                                 -              -              -            -            -            -
Receivables:
   Dividends and interest                        7              1              2           59           25           17
   Foreign taxes recoverable                     -              -              -            -            -            -
   Fund shares sold                              2              9              6            6            3            -
   Investment securities sold                    -              -              -            -            -            1
Collateral for securities loaned                 -              -              -            -            -            -
                                        -----------  -------------  -------------  -----------   ----------   ----------
TOTAL ASSETS                                 4,814          9,659         17,036       27,333        5,697       19,002
                                        -----------  -------------  -------------  -----------   ----------   ----------
LIABILITIES
Payables:
   Administrative fees                           -              1              1            2            -            2
   Advisory fees                                 3              6             11           16            4           11
   Forward currency contracts                    -              -              -            -            -            -
   Fund shares redeemed                          5              4              5           43            -           10
   Investment securities purchased               -            166            167          373          125          315
Return of collateral for securities              -              -              -            -            -            -
  loaned
                                        -----------  -------------  -------------  -----------   ----------   ----------
TOTAL LIABILITIES                                8            177            184          434          129          338
                                        -----------  -------------  -------------  -----------   ----------   ----------

NET ASSETS                               $   4,806    $     9,482    $    16,852    $  26,899     $  5,568     $ 18,664
                                        ===========  =============  =============  ===========   ==========   ==========

NET ASSETS CONSIST OF:
Paid-in capital                          $   4,626    $     7,728    $    29,743    $  25,100     $  5,855     $ 17,566
Undistributed (accumulated) net
  investment income (loss)                     138            (41)          (209)         680          247           (7)
Accumulated net realized gain (loss)          (332)         1,250         (2,626)        (446)      (1,280)          66
Net unrealized appreciation
 (depreciation)                                374            545        (10,056)       1,565          746        1,039
                                        -----------  -------------  -------------  -----------   ----------   ----------
                                         $   4,806    $     9,482    $    16,852    $  26,899     $   5,568    $ 18,664
                                        ===========  =============  =============  ===========   ==========   ==========

SHARES OUTSTANDING (NO PAR VALUE),
  UNLIMITED SHARES AUTHORIZED                  545            611          2,077        2,846          694        1,687
                                        ===========  =============  =============  ===========   ==========   ==========
NET ASSET VALUE PER SHARE                $    8.82    $     15.52    $      8.11    $    9.45     $   8.02     $  11.07
                                        ===========  =============  =============  ===========   ==========   ==========
_______________________________________
(a) Including securities on loan of:     $       -    $         -    $         -    $       -     $       -    $      -


                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
STATEMENT OF OPERATIONS (in thousands)
SIX MONTHS ENDED JUNE 30, 2001

                                             JNL/            JNL/           JNL/          JNL/           JNL/          JNL/First
                                          First Trust     First Trust    First Trust   First Trust    First Trust   Pharmaceutical/
                                         Communications     Energy        Financial   Global Target  Leading Brand    Healthcare
                                         Sector Series   Sector Series  Sector Series   15 Series    Sector Series   Sector Series
                                         --------------  -------------  ------------- -------------  -------------  --------------

INVESTMENT INCOME
   Dividends                             $          43    $        37     $       79   $        99    $        33    $         53
   Foreign taxes withheld                           (2)            (2)            (1)           (3)             -              (2)
   Interest                                          3              3              4             1              2               3
   Securities lending                                -              -              -             1              -               -
                                         --------------  -------------  ------------- -------------  -------------  --------------
TOTAL INVESTMENT INCOME                             44             38             82            98             35              54
                                         ==============  =============  ============= =============  =============  ==============

EXPENSES
   Administrative fees                               6              3              6             4              2               9
   Advisory fees                                    43             22             44            20             17              65
                                         --------------  -------------  ------------- -------------  -------------  --------------
TOTAL EXPENSES                                      49             25             50            24             19              74
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET INVESTMENT INCOME (LOSS)                        (5)            13             32            74             16             (20)
                                         --------------  -------------  ------------- -------------  -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment          (4,216)           386           (127)          267           (164)             61
Net change in unrealized appreciation
 (depreciation) on investments                    (746)        (1,400)          (510)         (302)          (334)           (838)
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                  (4,962)        (1,014)          (637)          (35)          (498)           (777)

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (4,967)   $    (1,001)   $      (605)  $        39    $      (482)   $       (797)
                                         ==============  =============  ============= =============  =============  ==============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             JNL/         JNL/           JNL/           JNL/       JNL/First    JNL/First
                                          First Trust  First Trust    First Trust    First Trust   Trust The    Trust The
                                           Target 25   Target Small-    Technology    Dow Target    Dow Target  S&P Target
                                            Series     Cap Series     Sector Series  10 Series     5 Series     10 Series

                                          -----------  -------------  -------------  -----------   ----------   ----------

INVESTMENT INCOME
    Dividends                              $      60    $        20    $        13    $     352     $     86     $    107
    Foreign taxes withheld                         -              -             (1)           -            -            -
    Interest                                       1              2              4            4            1            1
    Securities lending                             -              -              -            1
                                          -----------  -------------  -------------  -----------   ----------   ----------

TOTAL INVESTMENT INCOME                           61             22             16          356           87          108
                                          -----------  -------------  -------------  -----------   ----------   ----------

EXPENSES
   Administrative fees                             2              4              9           11            3            9
   Advisory fees                                  15             30             68           84           19           67
                                          -----------  -------------  -------------  -----------   ----------   ----------
TOTAL EXPENSES                                    17             34             77           95           22           76
                                          -----------  -------------  -------------  -----------   ----------
NET INVESTMENT INCOME (LOSS)                      44            (12)           (61)         261           65           32
                                          -----------  -------------  -------------  -----------   ----------   ----------



REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment             48            165         (6,564)         495         (429)         496
Net change in unrealized appreciation
 (depreciation) on investments                    291             61           (935)         (34)         525       (2,022)
                                           -----------  -------------  -------------  -----------   ----------   ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                    339            226         (7,499)         461           96       (1,526)
                                           -----------  -------------  -------------  -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $     383    $       214    $    (7,560)   $     722     $    161     $ (1,494)
                                           ===========  =============  =============  ===========   ==========   ==========

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
Six Months Ended June 30, 2001

                                             JNL/            JNL/           JNL/          JNL/           JNL/          JNL/First
                                          First Trust     First Trust    First Trust   First Trust    First Trust   Pharmaceutical/
                                         Communications     Energy        Financial   Global Target  Leading Brand    Healthcare
                                         Sector Series   Sector Series  Sector Series   15 Series    Sector Series   Sector Series
                                         --------------  -------------  ------------- -------------  -------------  --------------

OPERATIONS
   Net investment income (loss)           $         (5)   $        13    $        32   $        74   $         16   $         (20)
   Net realized gain (loss) on investment       (4,216)           386           (127)          267           (164)             61
   Net change in unrealized appreciation
      (depreciation) on investments               (746)        (1,400)          (510)         (302)          (334)           (838)
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET INCREASE(DECREASE) IN NET ASSETS
  FROM OPERATIONS                               (4,967)        (1,001)          (605)           39           (482)           (797)
                                         --------------  -------------  ------------- -------------  -------------  --------------
SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares              4,624           4,203          5,478         1,414         2,205           6,423
   Cost of shares redeemed                      (1,568)         (1,982)        (2,756)         (906)         (875)         (2,937)
                                         --------------   -------------  ------------- ------------- -------------  --------------
   FROM SHARE TRANSACTIONS                       3,056           2,221          2,722           508         1,330           3,486
                                         --------------   -------------  ------------- ------------- -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS           (1,911)          1,220          2,117           547           848           2,689

NET ASSETS BEGINNING OF PERIOD                  12,503           5,226         11,278         5,037         4,301          17,462
                                         --------------   -------------  ------------- ------------- -------------  --------------

NET ASSETS END OF PERIOD                  $     10,592     $     6,446    $    13,395   $     5,584    $    5,149    $     20,151
                                         ==============   =============  ============= ============= =============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)               $        (36)    $        26    $        71   $       257    $       38    $        (14)
                                         ==============   =============  ============= ============= =============  ==============

(1)SHARE TRANSACTIONS
Shares sold                                        511             285            511           161           238             514
Shares redeemed                                   (190)           (135)          (261)         (103)          (94)           (238)
                                         --------------   -------------  ------------- ------------- -------------  --------------
Net increase                                       321             150            250            58           144             276
                                         ==============   =============  ============= ============= =============  ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                   $      8,593     $     4,816    $     8,964   $     2,695    $    2,930    $     10,066
Proceeds from sales of securities                5,397           2,314          5,341         2,303         1,984           6,345



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            JNL/         JNL/           JNL/           JNL/       JNL/First    JNL/First
                                         First Trust  First Trust    First Trust    First Trust   Trust The    Trust The
                                          Target 25   Target Small-    Technology    Dow Target    Dow Target  S&P Target
                                           Series     Cap Series     Sector Series  10 Series     5 Series     10 Series

                                         -----------  -------------  -------------  -----------   ----------   ----------

OPERATIONS
   Net investment income (loss)           $      44    $       (12)   $       (61)   $     261     $     65     $     32
   Net realized gain (loss) on investment        48            165         (6,564)         495         (429)         496
   Net change in unrealized appreciation
    (depreciation) on investments               291             61           (935)         (34)         525       (2,022)
                                         -----------  -------------  -------------  -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              383            214         (7,560)         722          161       (1,494)
                                         ===========  =============  =============  ===========   ==========   ==========

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares           1,467          2,665          6,445       10,347        1,285        4,448
   Cost of shares redeemed                     (613)        (1,126)        (2,104)      (5,221)        (917)      (3,253)
NET INCREASE IN NET ASSETS               -----------  -------------  -------------  -----------   ----------   ----------
   FROM SHARE TRANSACTIONS                      854          1,539          4,341        5,126          368        1,195
                                         -----------  -------------  -------------  -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS         1,237          1,753         (3,219)       5,848          529         (299)

NET ASSETS BEGINNING OF PERIOD                3,569          7,729         20,071       21,051        5,039       18,963
                                         -----------  -------------  -------------  -----------   ----------   ----------
NET ASSETS END OF PERIOD                  $   4,806    $     9,482    $    16,852    $  26,899     $  5,568     $ 18,664
                                         ===========  =============  =============  ===========   ==========   ==========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)               $     138    $       (41)   $      (209)   $     680     $    247     $     (7)
                                         ===========  =============  =============  ===========   ==========   ==========

(1)SHARE TRANSACTIONS
Shares sold                                     170            179            666        1,126          162          396
Shares redeemed                                 (75)           (79)          (237)        (572)        (118)        (294)
                                         -----------  -------------  -------------  -----------   ----------   ----------
Net increase                                     95            100            429          554           44          102
                                         ===========  =============  =============  ===========   ==========   ==========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                   $   3,290     $    8,504    $    11,643    $  13,918     $  2,920     $ 12,733
Proceeds from sales of securities             2,410          7,038          7,094        7,840        2,498       11,687

                     See notes to the financial statements.

JNL VARIABLE FUND LLC
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
FOR THE YEAR ENDED DECEMBER 31, 2000




                                             JNL/            JNL/           JNL/          JNL/           JNL/          JNL/First
                                          First Trust     First Trust    First Trust   First Trust    First Trust   Pharmaceutical/
                                         Communications     Energy        Financial   Global Target  Leading Brand    Healthcare
                                         Sector Series   Sector Series  Sector Series   15 Series    Sector Series   Sector Series
                                         --------------  -------------  ------------- -------------  -------------  --------------

OPERATIONS
   Net investment income (loss)           $        (30)  $         10    $        33    $      160     $       17    $          5
   Net realized gain (loss) on investment        1,789            264            392          (412)            81             853
   Net change in unrealized appreciation
      (depreciation) on investments             (6,773)           635          1,320           509            315           2,545
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              (5,014)           909          1,745           257            413           3,403
                                         --------------  -------------  ------------- -------------  -------------  --------------
SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares             16,404          5,249          9,285         7,119          3,123          13,335
   Cost of shares redeemed                      (3,936)        (1,694)        (2,248)       (4,373)          (908)         (3,322)
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                      12,468          3,555          7,037         2,746          2,215          10,013
                                         --------------  -------------  ------------- -------------  -------------  --------------

NET INCREASE IN NET ASSETS                       7,454          4,464          8,782         3,003          2,628          13,416

NET ASSETS BEGINNING OF PERIOD                   5,049            762          2,496         2,034          1,673           4,046
                                         --------------  -------------  ------------- -------------  -------------  --------------
NET ASSETS END OF PERIOD                  $     12,503    $     5,226    $    11,278   $     5,037    $     4,301    $     17,462
                                         ==============  =============  ============= =============  =============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)               $        (31)   $        13    $        39      $    183    $        22    $          6
                                         ==============  =============  ============= =============  =============  ==============
(1)SHARE TRANSACTIONS
Shares sold                                      1,060            408            928           908            337           1,146
Shares redeemed                                   (261)          (132)          (218)         (557)           (95)           (277)
                                         --------------  -------------  ------------- -------------  -------------  --------------
Net increase                                       799            276            710           351            242             869
                                         ==============  =============  ============= =============  =============  ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                  $      21,068    $     4,556    $     9,266    $    6,513     $    4,153    $     16,622
Proceeds from sales of securities                8,799          1,314          3,104         3,420          1,573           6,853

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                                                JNL/         JNL/           JNL/           JNL/       JNL/First    JNL/First
                                            First Trust  First Trust    First Trust    First Trust   Trust The    Trust The
                                             Target 25   Target Small-    Technology    Dow Target    Dow Target  S&P Target
                                               Series     Cap Series     Sector Series  10 Series     5 Series     10 Series
                                            -----------  -------------  -------------  -----------   ----------   ----------

OPERATIONS
   Net investment income (loss)               $      77    $       (26)   $      (142)   $     370     $    153     $    (42)
   Net realized gain (loss) on investment          (162)           933          3,458         (781)        (603)        (471)
   Net change in unrealized appreciation
      (depreciation) on investments                  87            114        (10,419)       1,965          486        2,148
                                             -----------  -------------  -------------  -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    2          1,021         (7,103)       1,554           36        1,635
                                             -----------  -------------  -------------  -----------   ----------   ----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares               2,759          7,897         24,523       17,442        2,468       12,023
   Cost of shares redeemed                       (1,050)        (3,289)        (5,183)      (5,731)      (1,317)      (3,887)
                                             -----------  -------------  -------------  -----------   ----------   ----------

NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                        1,709          4,608         19,340       11,711        1,151        8,136
                                             -----------  -------------  -------------  -----------   ----------   ----------

NET INCREASE IN NET ASSETS                        1,711          5,629         12,237       13,265        1,187        9,771

NET ASSETS BEGINNING OF PERIOD                    1,858          2,100          7,834        7,786        3,852        9,192
                                             -----------  -------------  -------------  -----------   ----------   ----------

NET ASSETS END OF PERIOD                      $   3,569    $     7,729    $    20,071    $  21,051     $  5,039     $ 18,963
                                             ===========  =============  =============  ===========   ==========   ==========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                   $      94    $       (29)   $      (148)   $     419     $    182     $    (39)
                                             ===========  =============  =============  ===========   ==========   ==========

(1)SHARE TRANSACTIONS
Shares sold                                         364            577          1,439        2,090          346        1,099
Shares redeemed                                    (138)          (236)          (300)        (690)        (190)        (345)
                                             -----------  -------------  -------------  -----------   ----------   ----------
Net increase                                        226            341          1,139        1,400          156          754
                                             ===========  =============  =============  ===========   ==========   ==========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                       $    4,257   $    10,954   $     34,446    $  17,983     $  3,106     $ 22,341
Proceeds from sales of securities                  2,391   $     6,362         15,524        6,525        1,801       14,121

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (Unaudited)
FINANCIAL HIGHLIGHTS

                                Increase (Decrease) from
                                  Investment Operations                                         Supplemental Data
                   Net Asset  ----------------------------------------                     ----------------------------------------
                     Value          Net       Net Realized    Total from    Net Asset                     Net Assets,
     Period        Beginning     Investment   & Unrealized    Investment    Value, End        Total      End of Period   Portfolio
     Ended         of Period   Income (Loss)  Gains (Losses)  Operations    of Period       Return (b)   (in thousands)  Turnover
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST COMMUNICATION SECTOR SERIES

    06/30/01            $11.02              -       $(3.74)       $(3.74)          $7.28       (33.94)%       $10,592        46.6%
    12/31/00             15.09         $(0.02)       (4.05)        (4.07)          11.02       (26.97)         12,503        76.0
  12/31/99 (a)           10.00              -         5.09          5.09           15.09        50.90           5,049        85.7
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST ENERGY SECTOR SERIES

    06/30/01             14.91           0.02        (2.04)        (2.02)          12.89       (13.55)          6,446        39.4
    12/31/00             10.27              -         4.64          4.64           14.91        45.18           5,226        54.3
  12/31/99 (a)           10.00           0.04         0.23          0.27           10.27         2.70             762       103.1
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST FINANCIAL SECTOR SERIES

    06/30/01             11.42           0.02        (0.62)        (0.60)          10.82        (5.25)         13,395        45.7
    12/31/00              8.97           0.02         2.43          2.45           11.42        27.31          11,278        41.9
  12/31/99 (a)           10.00           0.02        (1.05)        (1.03)           8.97       (10.30)          2,496        61.5
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

    06/30/01              8.74           0.09        (0.03)         0.06            8.80         0.69           5,584        44.4
    12/31/00              8.99           0.22        (0.47)        (0.25)           8.74        (2.78)          5,037        93.4
  12/31/99 (a)           10.00           0.11        (1.12)        (1.01)           8.99       (10.10)          2,034        80.5
-----------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

    06/30/01             10.31           0.01        (1.14)        (1.13)           9.18       (10.96)          5,149        44.0
    12/31/00              9.55           0.02         0.74          0.76           10.31         7.96           4,301        52.9
  12/31/99 (a)           10.00           0.03        (0.48)        (0.45)           9.55        (4.50)          1,673        98.2
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

    06/30/01             13.60              -        (0.68)        (0.68)          12.92        (5.00)         20,151        35.5
    12/31/00              9.74              -         3.86          3.86           13.60        39.63          17,462        63.0
  12/31/99 (a)           10.00              -        (0.26)        (0.26)           9.74        (2.60)          4,046        58.9
-----------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET 25 SERIES

    06/30/01              7.94           0.04         0.84          0.88            8.82        11.08           4,806        60.5
    12/31/00              8.30           0.13        (0.49)        (0.36)           7.94        (4.34)          3,569        85.0
  12/31/99 (a)           10.00           0.08        (1.78)        (1.70)           8.30       (17.00)          1,858        66.3
-----------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET SMALL-CAP SERIES

    06/30/01             15.13           0.13         0.26          0.39           15.52         2.58           9,482        86.6
    12/31/00             12.38          (0.04)        2.79          2.75           15.13        22.21           7,729       116.4
  12/31/99 (a)           10.00          (0.02)        2.40          2.38           12.38        23.80           2,100       102.5
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

    06/30/01            $12.18          (0.01)       (4.06)        (4.07)           8.11       (33.42)%        16,852        39.7%
    12/31/00             15.39          (0.08)       (3.13)        (3.21)          12.18       (20.86)         20,071        81.5
  12/31/99 (a)           10.00          (0.01)        5.40          5.39           15.39        53.90           7,834        55.7
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 10 SERIES

    06/30/01              9.18           0.06         0.21          0.27            9.45         2.94          26,899        34.6
    12/31/00              8.73           0.13         0.32          0.45            9.18         5.15          21,051        47.1
  12/31/99 (a)           10.00           0.05        (1.32)        (1.27)           8.73       (12.70)          7,786        23.3
-----------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 5 SERIES

    06/30/01              7.76           0.08         0.18          0.26            8.02         3.35           5,568        47.8
    12/31/00              7.79           0.22        (0.25)        (0.03)           7.76        (0.39)          5,038        42.0
  12/31/99 (a)           10.00           0.06        (2.27)        (2.21)           7.79       (22.10)          3,852        40.2
------------------------------------------------------------------------------------------------------------------------------------
JNL/FIRST TRUST THE S&P TARGET 10 SERIES

    06/30/01             11.97           0.02        (0.92)        (0.90)          11.07        (7.52)         18,664        63.3
    12/31/00             11.06          (0.03)        0.94          0.91           11.97         8.23          18,964        91.3
  12/31/99 (a)           10.00           0.01         1.05          1.06           11.06        10.60           9,192        27.9
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations July 2, 1999.
(b)  Assumes  investment at net asset value at the beginning of the period and a complete  redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                  Ratio of Net
                                                     Ratio of      Investment
                                                    Expenses to   Income (Loss)
                                                   Average Net    to Average
                                                    Assets (c)   Net Assets (c)
-------------------------------------------------------------------------------
JNL/FIRST TRUST COMMUNICATION SECTOR SERIES

  06/30/01                                              0.85%          (0.08)%
  12/31/00                                              0.85           (0.25)
12/31/99 (a)                                            0.85           (0.08)
-------------------------------------------------------------------------------
JNL/FIRST TRUST ENERGY SECTOR SERIES

    06/30/01                                            0.85            0.44
    12/31/00                                            0.85            0.40
  12/31/99 (a)                                          0.85            0.47
-------------------------------------------------------------------------------
JNL/FIRST TRUST FINANCIAL SECTOR SERIES

    06/30/01                                            0.85            0.56
    12/31/00                                            0.85            0.53
  12/31/99 (a)                                          0.85            0.73
-------------------------------------------------------------------------------
JNL/FIRST TRUST GLOBAL TARGET 15 SERIES

  06/30/01                                              0.90            2.90
  12/31/00                                              0.90            4.32
12/31/99 (a)                                            0.90            3.44

-------------------------------------------------------------------------------
JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES

  06/30/01                                              0.85            0.71
  12/31/00                                              0.85            0.57
12/31/99 (a)                                            0.85            0.76
-------------------------------------------------------------------------------
JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES

  06/30/01                                              0.85           (0.23)
  12/31/00                                              0.85            0.04
12/31/99 (a)                                            0.85            0.15
-------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET 25 SERIES

  06/30/01                                              0.85            2.23
  12/31/00                                              0.85            2.71
12/31/99 (a)                                            0.85            2.48
-------------------------------------------------------------------------------
JNL/FIRST TRUST TARGET SMALL-CAP SERIES

  06/30/01                                              0.85           (0.31)
  12/31/00                                              0.85           (0.47)
12/31/99 (a)                                            0.85           (0.39)
-------------------------------------------------------------------------------
JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES

  06/30/01                                              0.85           (0.67)%
  12/31/00                                              0.85           (0.72)
12/31/99 (a)                                            0.85           (0.40)
-------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 10 SERIES

  06/30/01                                              0.85            2.34
  12/31/00                                              0.85            2.62
12/31/99 (a)                                            0.85            2.53
-------------------------------------------------------------------------------
JNL/FIRST TRUST THE DOW TARGET 5 SERIES

  06/30/01                                              0.85            2.53
  12/31/00                                              0.85            3.52
12/31/99 (a)                                            0.85            2.83
-------------------------------------------------------------------------------
JNL/FIRST TRUST THE S&P TARGET 10 SERIES

  06/30/01                                              0.85            0.36
  12/31/00                                              0.85           (0.27)
12/31/99 (a)                                            0.85            0.16
-------------------------------------------------------------------------------
(a)  Commencement of operations July 2, 1999.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                        JNL Variable Fund LLC (Unaudited)
                        Notes to the Financial Statements
--------------------------------------------------------------------------------




NOTE 1. ORGANIZATION

JNL Variable Fund LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The Fund includes the following twelve (12) separate Series, each subadvised by First Trust Advisors L.P. ("First Trust"): JNL/First Trust Communications Sector Series, JNL/First Trust Energy Sector Series, JNL/First Trust Financial Sector Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Leading Brands Sector Series, JNL/First Trust Pharmaceutical/Healthcare Sector Series,
JNL/First  Trust  Target 25 Series,  JNL/First  Trust Target  Small-Cap  Series,
JNL/First Trust Technology Sector Series, JNL/First Trust The Dow Target 10 Series, JNL/First Trust The Dow Target 5 Series and JNL/First Trust The S&P Target 10 Series. The shares of the Fund are sold to A life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management,  LLC ("JNAM"),  a wholly-owned  subsidiary of
Jackson  National  Life  Insurance  Company  ("Jackson  National"),   serves  as
investment adviser ("Adviser") for all the Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Series in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION - Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN CURRENCY TRANSLATIONS - The accounting records of each Series are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED - The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Series receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS - For all Series, no distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES - The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

                        JNL Variable Fund LLC (Unaudited)
                  Notes to the Financial Statements (continued)

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Series has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Series pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series as follows:



ASSETS                              FEES
------                              ----
$0 to $500 million                  .75%
$500 million to $1 billion          .70%
Over $1 billion                     .65%

A portion of this fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE - In addition to the investment advisory fee, each Series, except the JNL/First Trust Global Target 15 Series, pays JNAM an annual Administrative Fee of .10% of the average daily net assets of the Series. The JNL/First Trust Global Target 15 Series pays JNAM an annual Administrative Fee of .15% of the average daily net assets of the Series. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Series. In accordance with the agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.


NOTE 4. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


NOTE 5.  MARKET VALUE OF SECURITIES ON LOAN

On June 30, 2001, the following Series had securities on loan: (in thousands) (Market Value of Securities on Loan is calculated using the closing price of the prior business day).


                                                 MARKET VALUE
                                                 ------------
  JNL/ First Trust Global Target 15 Series       $       222


NOTE 6.  CHANGE OF AUDITORS

     On May 24, 2001 the Board of Trustees ratified the termination of PricewaterhouseCoopers LLP ("PWC") as the Fund's independent accountants. For the two years ended December 31, 2000, PWC expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund's management and PWC prior to their termination. The Board approved the appointment of KPMG LLP as the Fund's independent accountants.